o 711 P-3

                          SUPPLEMENT DATED JUNE 1, 2000
                              TO THE PROSPECTUS OF
                       TEMPLETON DEVELOPING MARKETS TRUST
                                DATED MAY 1, 2000

The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. The section "Account Application" on page 22 is replaced with the following:

  ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 23). For example, if you would like to link one of your bank accounts to your fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

III. The section "Minimum investments" on page 21 is replaced with the following:



MINIMUM INVESTMENTS
-----------------------------------------------------------------------------------------------------------
                                                                      INITIAL             ADDITIONAL
-----------------------------------------------------------------------------------------------------------

REGULAR ACCOUNTS                                                      $1,000              $50
-----------------------------------------------------------------------------------------------------------
AUTOMATIC INVESTMENT PLANS                                            $50 ($25 FOR AN     $50 ($25 FOR AN
                                                                      EDUCATION IRA)       EDUCATION IRA)
-----------------------------------------------------------------------------------------------------------
UGMA/UTMA ACCOUNTS                                                    $100                $50
-----------------------------------------------------------------------------------------------------------
RETIREMENT ACCOUNTS
(OTHER THAN IRAS, IRA ROLLOVERS, EDUCATION IRAS OR ROTH IRAS)         NO MINIMUM          NO MINIMUM
-----------------------------------------------------------------------------------------------------------
IRAS, IRA ROLLOVERS, EDUCATION IRAS OR ROTH IRAS                      $250                $50
-----------------------------------------------------------------------------------------------------------
BROKER-DEALER SPONSORED WRAP ACCOUNT PROGRAMS                         $250                $50
-----------------------------------------------------------------------------------------------------------
FULL-TIME EMPLOYEES, OFFICERS, TRUSTEES AND DIRECTORS OF
FRANKLIN TEMPLETON ENTITIES, AND THEIR IMMEDIATE FAMILY MEMBERS        $100                $50
-----------------------------------------------------------------------------------------------------------

      PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE FOR SALE
                         IN YOUR STATE OR JURISDICTION.


IV. Effective July 3, 2000, the following is added to the section "Buying shares" on page 13:


[INSERT GRAPHIC OF PHONE]               If you have another franklin templeton       Before requesting a telephone purchase,
                                        account with your bank account               please make sure we have your bank account
 BY PHONE                               information on file, you may open a new      information on file. If we do not have this
(UP TO $100,000 PER DAY)                account by phone. The accounts must be       information, you will need to send written
1-800/632-2301                          identically registered.                      instructions with your bank's name and
                                                                                     address, a voided check or savings account
                                        To make a same day investment, please        deposit slip, and a signature guarantee if
                                        call us by 1:00 p.m. Pacific time or the     the ownership of the bank and fund accounts
                                        close of the New York Stock Exchange,        is different.
                                        whichever is earlier.
                                                                                     To make a same day investment, please call us
                                                                                     by 1:00 p.m. Pacific time or the close of the
                                                                                     New York Stock Exchange, whichever is earlier.




V. The section "Telephone Privileges" on page 24 is replaced with the following:

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

               Please keep this supplement for future reference.






o 711 PA-1

                          SUPPLEMENT DATED JUNE 1, 2000
                              TO THE PROSPECTUS OF
                TEMPLETON DEVELOPING MARKETS TRUST- ADVISOR CLASS
                                dated may 1, 2000

The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. The section "Account Application" on page 13 is replaced with the following:

  ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 14). For example, if you would like to link one of your bank accounts to your fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

III. Effective July 3, 2000, the following is added to the section "Buying shares" on page 13:


[INSERT GRAPHIC OF PHONE]               If you have another franklin templeton       Before requesting a telephone purchase,
                                        account with your bank account               please make sure we have your bank account
 BY PHONE                               information on file, you may open a new      information on file. If we do not have this
(UP TO $100,000 PER DAY)                account by phone. The accounts must be       information, you will need to send written
1-800/632-2301                          identically registered.                      instructions with your bank's name and
                                                                                     address, a voided check or savings account
                                        To make a same day investment, please        deposit slip, and a signature guarantee if
                                        call us by 1:00 p.m. Pacific time or the     the ownership of the bank and fund accounts
                                        close of the New York Stock Exchange,        is different.
                                        whichever is earlier.
                                                                                     To make a same day investment, please call us
                                                                                     by 1:00 p.m. Pacific time or the close of the
                                                                                     New York Stock Exchange, whichever is earlier.


IV. The section "Telephone Privileges" on page 14 is replaced with the following:

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

               Please keep this supplement for future reference.